Initial Public Offering (Details) - $ / shares		3 Months Ended	9 Months Ended
	Feb. 11, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold		3,600,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit			(9,200,000)
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
IPO
Subsidiary, Sale of Stock [Line Items]
Number of units sold	27,600,000	24,000,000	27,600,000
Purchase price, per unit	$ 10.00	$ 10.00	$ 10.00
IPO | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit		0.33	0.33
IPO | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit		1	1
Common shares, par value, (per share)			$ 0.0001
IPO | Class A ordinary shares | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit		1
Number of shares issuable per warrant		1	1
Exercise price of warrants		$ 11.50	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold		27,600,000